Note to cash flow statement - Changes in carrying amount of liabilities (Details) € in Millions	12 Months Ended
Mar. 31, 2019 EUR (€)
Long term debt
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financial activities outstanding at beginning of period	€ (3,963.0)
Cash flows	322.9
Foreign exchange changes	(4.3)
Liabilities from financial activities outstanding at end of period	(3,644.4)
Derivatives hedging long term debt - of which assets
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financial activities outstanding at beginning of period	0.3
Fair value changes	3.7
Liabilities from financial activities outstanding at end of period	4.0
Derivatives hedging long term debt - of which liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities from financial activities outstanding at beginning of period	(7.0)
Fair value changes	€ 7.0